N-2 - USD ($) $ / shares in Units, shares in Millions				3 Months Ended
		Sep. 24, 2025	Sep. 10, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001058239
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Western Asset High Income Fund II Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

STOCKHOLDER TRANSACTION EXPENSES
Sales Load (percentage of offering price)	1.00	% (1)
Offering Expenses Borne by the Fund (percentage of offering price)	0.07	% (2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00	(3)
TOTAL TRANSACTION EXPENSES ( as a percentage of offering price ) (4)	1.07%

(1)
Represents the estimated commission with respect to the Common Stock being sold in this offering. JonesTrading will be entitled to compensation of up to 1.00% of the gross proceeds of the sale of any Common Stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon in writing by the Fund and JonesTrading from time to time. The Fund has assumed that JonesTrading will receive a commission of 1.00% of the gross sale proceeds of the Common Stock sold in this offering.

(2)	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
(3)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined in the accompanying Prospectus) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

(4)
Based upon average net assets attributable to our Common Stock during the period ended June 30, 2025 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 42,528,735 shares of Common Stock at an offering price of $4.35 (the last reported sale price per share for the Fund’s Common Stock on the NYSE as of September 10, 2025). The price per share of any sale of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be more or less than as assumed herein.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	1.07%
Other Transaction Expenses [Percent]	[4]	0.07%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to shares of Common Stock (Assumes Leverage is Used)
ANNUAL EXPENSES
Management Fees (5)	1.18%
Interest Payment on Borrowed Funds (6)	2.72%
Other Expenses (7)	0.13%

TOTAL ANNUAL EXPENSES	4.03%

(5)
The Manager receives an annual fee, payable monthly, in an amount equal to 0.80% of the Fund’s Managed Assets. “Managed Assets” means the average weekly value of the total assets of the Fund (including any proceeds from the issuance of preferred stock, minus the sum of (i) accrued liabilities of the Fund, (ii) any accrued and unpaid interest on outstanding borrowings and (iii) accumulated dividends on shares of preferred stock) plus the proceeds of any outstanding borrowings used for leverage. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 32.14% of its Managed Assets (the actual average amount of Borrowings during the fiscal year ended April 30, 2025). If the Fund were to use leverage in excess of 32.14% of its Managed Assets, the management fees shown would be higher.
(6)
For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 32.14% of its Managed Assets (which equals the average level of leverage for the Fund’s fiscal year ended April 30, 2025). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.

(7)	Estimated based on amounts incurred in the fiscal year ended April 30, 2025.

Management Fees [Percent]	[5]	1.18%
Interest Expenses on Borrowings [Percent]	[6]	2.72%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.13%
Total Annual Expenses [Percent]		4.03%
Expense Example [Table Text Block]
Example
1
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Common Stock, assuming (i) “Total Annual Expenses” of 4.03% of net assets attributable to Common Stock (which assumes the Fund’s use of leverage in an aggregate amount equal to 32.14% of the Fund’s Managed Assets) and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$51	$132	$215	$429

1
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]	$ 51
Expense Example, Years 1 to 3	[8]	132
Expense Example, Years 1 to 5	[8]	215
Expense Example, Years 1 to 10	[8]	$ 429
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses holders of Common Stock would bear directly or indirectly. The table below is based on the capital structure of the Fund as of April 30, 2025 (except as noted below), adjusted for the issuance of $185,000,000 of additional shares of Common Stock.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Transaction Fees, Note [Text Block]		Based upon average net assets attributable to our Common Stock during the period ended June 30, 2025 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 42,528,735 shares of Common Stock at an offering price of $4.35 (the last reported sale price per share for the Fund’s Common Stock on the NYSE as of September 10, 2025). The price per share of any sale of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be more or less than as assumed herein.
Other Expenses, Note [Text Block]		Estimated based on amounts incurred in the fiscal year ended April 30, 2025.
Management Fee not based on Net Assets, Note [Text Block]		The Manager receives an annual fee, payable monthly, in an amount equal to 0.80% of the Fund’s Managed Assets. “Managed Assets” means the average weekly value of the total assets of the Fund (including any proceeds from the issuance of preferred stock, minus the sum of (i) accrued liabilities of the Fund, (ii) any accrued and unpaid interest on outstanding borrowings and (iii) accumulated dividends on shares ofpreferred stock) plus the proceeds of any outstanding borrowings used for leverage. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 32.14% of its Managed Assets (the actual average amount of Borrowings during the fiscal year ended April 30, 2025). If the Fund were to use leverage in excess of 32.14% of its Managed Assets, the management fees shown would be higher.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Strategies	The Fund’s primary investment objective is to maximize current income. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income. There can be no assurance the Fund will achieve its investment objectives. See “The Fund’s Investments.”

Under normal conditions, the Fund will invest at least 80% of its net assets plus any Borrowings for investment purposes in high-yield debt securities. The Fund’s investment manager is free to invest in debt securities of any maturity. Certain of the debt securities purchased by the Fund may be rated as low as “C” by Moody’s Investor Service (“Moody’s”) or “D” by Standard & Poor’s Ratings Services (“S&P”) or may be comparable to securities so rated. The Fund is not required to dispose of a debt security if its credit rating or credit quality declines.

The Fund invests up to 35% of its total assets in debt securities of issuers located in emerging market countries. “Emerging market country” is defined to include any country which is, at the time of investment, (i) represented in the J.P. Morgan Emerging Market Bond Index Global or the J.P. Morgan Corporate Emerging Market Bond Index Broad or (ii) categorized by the World Bank in its annual categorization as middle- or low-income.
The Fund may also invest in securities denominated in currencies of emerging market countries. There is no minimum rating criteria for the Fund’s investments in such securities. The Fund’s investments in debt securities of emerging market issuers may include dollar and non-dollar-denominated
(a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; (b) debt obligations of supranational entities; (c) debt obligations and other fixed-income securities of foreign corporate issuers; (d) debt obligations of U.S. corporate issuers; and (e) debt securities issued by corporations that generate significant profits from emerging market countries.

The Fund may invest up to 30% of its assets in zero coupon securities, pay-in-kind bonds and deferred payment securities. The

Fund may also invest up to 20% of its total assets in common stock, convertible securities, warrants, preferred stock or other equity securities of U.S. and foreign issuers when consistent with its objectives.

The Fund may invest in high-yield foreign and U.S. corporate securities including bonds, debentures, notes, commercial paper and preferred stock and will generally be unsecured. The Fund may invest in corporate debt securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture). The Fund may invest in high-yield debt securities with floating interest rates.

The Fund may invest in fixed and floating rate loans arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions in the form of participations in loans and assignments of all or a portion of loans from third parties.

The Investment Manager	The Manager is the Fund’s investment manager. The Manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton, is a registered investment adviser and provides administrative and management services to the Fund. In addition, the Manager performs administrative and management services necessary for the operation of the Fund, such as (1) supervising the overall administration of the Fund, including negotiation of contracts and fees with and the monitoring of performance and billings of the Fund’s transfer agent, stockholder servicing agents, custodian and other independent contractors or agents; (2) providing certain compliance, Fund accounting, regulatory reporting and tax reporting services; (3) preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to stockholders; (4) maintaining the Fund’s existence and (5) during such times as shares are publicly offered, maintaining the registration and qualification of the Fund’s shares under federal and state laws. As of June 30, 2025, FTFA’s total assets under management were approximately $159.2 billion. Franklin Templeton is a global asset management firm. As of July 31, 2025, Franklin Templeton’s asset management operation had aggregate assets under management over $1.62 trillion.

The Manager receives an annual fee, payable monthly, in an amount equal to 0.80% of the Fund’s Managed Assets. “Managed Assets” means the average weekly value of the total assets of the Fund (including any proceeds from the issuance of preferred stock, minus the sum of (i) accrued liabilities of the Fund, (ii) any accrued and unpaid interest on outstanding borrowings and (iii) accumulated dividends on shares of preferred stock) plus the proceeds of any outstanding borrowings used for leverage.

The Fund will pay all of its offering expenses. The Fund’s management fees and other expenses are borne by holders of Common Stock (the “Common Stockholders”). See “Summary of Fund Expenses” in this Prospectus Supplement and “Management of the Fund” in the accompanying Prospectus.

Share Price [Table Text Block]
MARKET AND NET ASSET VALUE INFORMATION
The following information supplements the information contained under corresponding headings in the accompanying Prospectus and related SAI.
The Fund’s currently outstanding Common Stock is listed on the NYSE under the symbol “HIX.” Our Common Stock commenced trading on the NYSE on May 21, 1998.
Our Common Stock has traded both at a premium and at a discount in relation to the Fund’s net asset value per share. Although our Common Stock has traded at a premium to net asset value, we cannot assure that this will occur after any offering or that the Common Stock will not trade at a discount in the future. Our issuance of additional Common Stock may have an adverse effect on prices in the secondary market for our Common Stock by increasing the number of shares of Common Stock available, which may create downward pressure on the market price for our Common Stock. Shares of closed-end
investment companies frequently trade at a discount to net asset value. See “Risks—Market Price Discount from Net Asset Value Risk” in the accompanying Prospectus.
The following table sets forth for each of the periods indicated the range of high and low closing sale price of our Common Stock and the quarter-end
sale price, each as reported on the NYSE, the net asset value per share of Common Stock and the premium or discount to net asset value per share at which our shares were trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” in the accompanying Prospectus for information as to the determination of our net asset value.

	Quarterly Closing Market Price		Quarterly Closing NAV Price on Date of Market Price (1)		Quarterly Closing Premium/(Discount) on Date of Market Price
	High	Low	High	Low	High	Low
Fiscal Year 2023
July 31, 2022	$5.40	$4.93	$5.71	$5.13	(5.43)%	(3.90)%
October 31, 2022	$5.93	$4.24	$5.58	$4.76	6.27%	(10.92)%
January 31, 2023	$5.54	$4.59	$5.27	$4.83	5.12%	(4.97)%
April 30, 2023	$5.69	$4.74	$5.34	$4.67	6.55%	1.50%
Fiscal Year 2024
July 31, 2023	$4.96	$4.39	$4.80	$4.58	3.33%	(4.15)%
October 31, 2023	$5.07	$4.18	$4.78	$4.41	6.07%	(5.22)%
January 31, 2024	$4.99	$4.31	$4.84	$4.42	3.10%	(2.49)%
April 30, 2024	$4.58	$4.23	$4.81	$4.54	(4.78)%	(6.83)%
Fiscal Year 2025
July 31, 2024	$4.52	$4.34	$4.57	$4.53	(1.09)%	(4.19)%
October 31, 2024	$4.53	$4.31	$4.64	$4.49	(2.37)%	(4.01)%
January 31, 2025	$4.53	$4.18	$4.56	$4.44	(0.66)%	(5.86)%
April 30, 2025	$4.41	$3.75	$4.49	$4.18	(1.78)%	(10.29)%
Fiscal Year 2026
July 31, 2025	$4.35	$4.08	$4.37	$4.27	(0.46)%	(4.45)%

Source of market prices: Bloomberg.
(1)
Net asset value per share is determined as of close of business on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to shares of Common Stock
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 4.08	$ 3.75	$ 4.18	$ 4.31	$ 4.34	$ 4.23	$ 4.31	$ 4.18	$ 4.39	$ 4.74	$ 4.59	$ 4.24	$ 4.93
Highest Price or Bid				4.35	4.41	4.53	4.53	4.52	4.58	4.99	5.07	4.96	5.69	5.54	5.93	5.4
Lowest Price or Bid, NAV	[9]			4.27	4.18	4.44	4.49	4.53	4.54	4.42	4.41	4.58	4.67	4.83	4.76	5.13
Highest Price or Bid, NAV	[9]			$ 4.37	$ 4.49	$ 4.56	$ 4.64	$ 4.57	$ 4.81	$ 4.84	$ 4.78	$ 4.8	$ 5.34	$ 5.27	$ 5.58	$ 5.71
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(0.46%)	(1.78%)	(0.66%)	(2.37%)	(1.09%)	(4.78%)	3.10%	6.07%	3.33%	6.55%	5.12%	6.27%	(5.43%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(4.45%)	(10.29%)	(5.86%)	(4.01%)	(4.19%)	(6.83%)	(2.49%)	(5.22%)	(4.15%)	1.50%	(4.97%)	(10.92%)	(3.90%)
Share Price			$ 4.35
NAV Per Share			$ 1.81
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]			90.1

[1]	Represents the estimated commission with respect to the Common Stock being sold in this offering. JonesTrading will be entitled to compensation of up to 1.00% of the gross proceeds of the sale of any Common Stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon in writing by the Fund and JonesTrading from time to time. The Fund has assumed that JonesTrading will receive a commission of 1.00% of the gross sale proceeds of the Common Stock sold in this offering.
[2]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined in the accompanying Prospectus) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	Based upon average net assets attributable to our Common Stock during the period ended June 30, 2025 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 42,528,735 shares of Common Stock at an offering price of $4.35 (the last reported sale price per share for the Fund’s Common Stock on the NYSE as of September 10, 2025). The price per share of any sale of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be more or less than as assumed herein.
[4]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[5]	The Manager receives an annual fee, payable monthly, in an amount equal to 0.80% of the Fund’s Managed Assets. “Managed Assets” means the average weekly value of the total assets of the Fund (including any proceeds from the issuance of preferred stock, minus the sum of (i) accrued liabilities of the Fund, (ii) any accrued and unpaid interest on outstanding borrowings and (iii) accumulated dividends on shares of preferred stock) plus the proceeds of any outstanding borrowings used for leverage. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 32.14% of its Managed Assets (the actual average amount of Borrowings during the fiscal year ended April 30, 2025). If the Fund were to use leverage in excess of 32.14% of its Managed Assets, the management fees shown would be higher.
[6]	For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 32.14% of its Managed Assets (which equals the average level of leverage for the Fund’s fiscal year ended April 30, 2025). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.
[7]	Estimated based on amounts incurred in the fiscal year ended April 30, 2025.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Net asset value per share is determined as of close of business on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”